                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

                                   [AMR LOGO]

                                  ANNUAL REPORT
                                DECEMBER 31, 1999

                                                              MONEY MARKET FUNDS


                                                               MONEY MARKET FUND

                                               U.S. GOVERNMENT MONEY MARKET FUND

                                                     MUNICIPAL MONEY MARKET FUND




                           MANAGED BY AMR INVESTMENTS

About AMR Investments

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR~Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.



Contents

President's Message................................................1

Financial Highlights

   Money Market Mileage Fund......................................16

   U.S. Government

   Money Market Mileage Fund......................................17

   Municipal Money Market Mileage Fund............................18

Schedules of Investments

   Money Market Portfolio.........................................20

   U.S. Government

   Money Market Portfolio.........................................22

   Municipal Money Market Portfolio...............................23

Additional Information............................Inside Back Cover




American AAdvantage Mileage Funds                            December 31, 1999

                                                            [BILL QUINN PICTURE]

DEAR FELLOW SHAREHOLDER:

      We are pleased to present you with the Annual Report for the American AAdvantage Money Market Mileage Funds for the two month period ended December 31, 1999. This short period is due to the fact that the Funds'
fiscal year end has changed from October 31st to December 31st.

     We would like to encourage shareholders to take advantage of our new client service initiatives designed to keep you better informed. In addition to increasing our staff, we have been diligently refining our website to provide you with the most up-to-date information possible. You can locate us at WWW.AAFUNDS.COM.

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------
A

      year ago the Fed had just completed the last of three 25 basis point eases, decreasing the Fed Funds rate to 4.75%. There were many concerns over which direction the U.S. economy was headed and how the U.S. economy would be affected by the global liquidity crunch caused by the collapse of several emerging economies and several hedge funds. Global market uncertainty caused premiums (the yield difference between Treasury and non-Treasury securities) to increase and it appeared as if U.S. Treasuries were the only safe haven. The ensuing flight to quality drove the 30-year Treasury Bond yield to 4.70% during the fourth quarter of 1998, the lowest level in almost thirty years. However, it didn't take long for the economy to show signs of continued solid growth, with moderate inflation pressures and a significant global economic recovery. This scenario of strong growth and low inflation continued its course throughout 1999. The Federal Reserve Bank responded to this renewed global economic expansion by gradually reversing its 75 basis points of Fed Funds easing in 1998. As of December 31, 1999, the Fed had reversed all 75 basis points, bringing the Funds target to 5.50%.

     The Money Market Mileage Funds have been well positioned during this time of rising rates by maintaining shorter weighted average maturities than their respective benchmarks. The Funds continued their strategy of investing in three month LIBOR variable rate securities that reset quarterly, while also maintaining liquidity going into the end of the year. Y2K proved to be a non-event for the financial markets and the question now is how much will the

Fed tighten monetary policy in 2000.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND (SM)
--------------------------------------------------------------------------------

     For the two months ended December 31, 1999, the total return of the Money Market Mileage Fund Mileage Class was 0.89%. The Fund outperformed the Lipper Money Market Instrument Average return of 0.82% by 7 basis points. Lipper Analytical Services ranked the Mileage Fund in the 16th percentile out of its universe of 337 money market funds for the twelve month period ending December 31, 1999.

              MILEAGE FUND TOTAL RETURNS AS OF OCTOBER 31, 1999(1)

                       AMERICAN AADVANTAGE
                          MONEY MARKET           LIPPER MONEY
                         MILEAGE FUND -       MARKET INSTRUMENT
                          MILEAGE CLASS            AVERAGE
1 Year...............          4.84                  4.49
3 Years*.............          5.04                  4.78
5 Years*.............          5.17                  4.95
10 Years*............          5.16                  4.80

                                 ANNUALIZED TOTAL RETURNS
                                ---------------------------
                                      AS OF 12/31/99
                                ---------------------------
                                1 YEAR   5 YEARS   10 YEARS
                                ------   -------   --------
Platinum Class(1,2)...........   4.30%    4.80%      4.97%

1   Past performance is not indicative of future performance.
    An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through December 31, 1999 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 1999 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 1999

                                MILEAGE CLASS   PLATINUM CLASS
                                -------------   --------------
7-day Current Yield*                 5.28%          4.76%
7-day Effective Yield*               5.42%          4.88%
30-day Yield*                        5.38%          4.86%
Weighted Average Maturity          34 Days
Fitch Rating                           AAA

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 1999

State Street Tri-Party Repo                10.7%
General Electric Capital Corp               5.1%
Banque Paribas                              4.8%
First Union National Bank                   4.7%
Morgan Stanley Dean Witter                  4.2%
Fleet National Bank                         4.1%
GTE Corporation                             4.1%
Banco Popular de Puerto Rico                3.9%
Wells Fargo & Company                       3.7%
American Express Centurion Bank             3.6%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND (SM)
--------------------------------------------------------------------------------

     For the two months ended December 31, 1999, the total return of the U.S. Government Money Market Mileage Fund Mileage Class was 0.87%. The Fund outperformed the Lipper U.S. Government Money Market Average by 7 basis points, which returned 0.80%. Lipper Analytical Services ranked the Mileage Fund in the 36th percentile out of its universe of 122 U.S. Government Money Market Funds for the twelve-month period ending December 31, 1999.

               MILEAGE CLASS TOTAL RETURNS AS OF OCTOBER 31, 1999

                       AMERICAN AADVANTAGE
                          MONEY MARKET           LIPPER MONEY
                         MILEAGE FUND -       MARKET INSTRUMENT
                          MILEAGE CLASS            AVERAGE
1 Year.............           4.62                   4.47
3 Years*...........           4.90                   4.80
5 Years*...........           5.00                   4.92
Since Inception*...           4.43                   4.25

                                 ANNUALIZED TOTAL RETURNS
                               ----------------------------
                                      AS OF 12/31/99
                               ----------------------------
                                                    SINCE
                               1 YEAR   5 YEARS    INCEP.
                               ------   -------   ---------
Platinum Class(1,2)..........   4.55%    4.98%      4.42%

1   Past performance is not indicative of future performance.
    An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through December 31, 1999 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this prospectus. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 1999 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 1999

                                MILEAGE CLASS   PLATINUM CLASS
                                -------------   --------------
7-day Current Yield*                 5.15%           4.82%
7-day Effective Yield*               5.28%           4.93%
30-day Yield*                        5.27%           4.89%
Weighted Average Maturity          21 Days
Fitch Rating                           AAA

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND (SM)
--------------------------------------------------------------------------------

     For the two months ended December 31, 1999, the total return of the Municipal Money Market Mileage Fund Mileage Class was 0.55%. The Fund outperformed the Lipper Tax-Exempt Money Market Average by 4 basis points, which returned 0.51%. Lipper Analytical Services ranked the Fund in the 25th percentile out of its universe of 133 Tax Exempt Money Market Funds for the twelve-month period ending December 31, 1999.

             MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 1999(1)

                       AMERICAN AADVANTAGE
                          MONEY MARKET           LIPPER MONEY
                         MILEAGE FUND -       MARKET INSTRUMENT
                          MILEAGE CLASS            AVERAGE
1 Year.............           2.78                   2.68
3 Years*...........           3.02                   2.92
5 Years*...........           3.13                   3.03
Since Inception*...           2.98                   2.88

                                    ANNUALIZED TOTAL RETURNS
                                 -------------------------------
                                         AS OF 12/31/99
                                 -------------------------------
                                                          SINCE
                                  1 YEAR     5 YEARS     INCEP.
                                 --------    --------    -------
Platinum Class(1,2)............   2.69%       3.11%      2.96%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through December 31, 1999 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 1999 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 1999

                                         MILEAGE   PLATINUM
                                          CLASS     CLASS
                                         -------   --------
7-day Current Yield*                      4.13%     3.45%
7-day Effective Yield*                    4.21%     3.51%
30-day Yield*                             3.40%     2.74%
Weighted Average Maturity                15 Days
Fitch Rating                                AAA

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 1999

Montgomery County, PA                       5.1%
Missouri Higher Ed Student Loan             4.9%
Austin TX Utility Systems                   4.6%
Thomaston-Upson County, GA                  4.4%
Palm Beach County, FL Hlth Facs             4.2%
Wake County, NC Industrial Facs             3.8%
Cornell Twp, MI Economic Dev Corp           3.7%
Delaware County, PA Industrial Dev          3.5%
Texas Small Bus Industrial Dev              3.5%
Alliance Capital Mgmt. Inst'l. Reserves
  Tax Free Portfolio                        3.4%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Money Market Mileage Fund
American AAdvantage U.S. Government Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Mileage Fund, the American AAdvantage U.S. Government Money Market Mileage Fund, and the American AAdvantage Municipal Money Market Mileage Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Mileage Funds) as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Mileage Funds at December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG LLP

Dallas, Texas
February 11, 2000

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

                                                               MONEY      U.S. GOVERNMENT     MUNICIPAL
                                                               MARKET      MONEY MARKET      MONEY MARKET
                                                              --------    ---------------    ------------
                                                                      (IN THOUSANDS, EXCEPT SHARE
                                                                        AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value.......................  $555,401        $29,419          $28,706
    Receivable for shares of beneficial interest sold.......        52              -               50
    Receivable for expense reimbursement (Note 2)...........         4              7                3
    Deferred organization costs, net........................         1              1                1
                                                              --------        -------          -------
        TOTAL ASSETS........................................   555,458         29,427           28,760
                                                              --------        -------          -------

LIABILITIES:
    Payable for shares of beneficial interest redeemed......        95              -               16
    Accrued organization costs..............................         4              4                4
    Dividends payable.......................................         4              -                1
    Management and administrative services fees payable
      (Note 2)..............................................       247              2                2
    Other liabilities.......................................       237             13               43
                                                              --------        -------          -------
        TOTAL LIABILITIES...................................       587             19               66
                                                              --------        -------          -------
NET ASSETS..................................................  $554,871        $29,408          $28,694
                                                              ========        =======          =======

ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................   554,871         29,408           28,694
                                                              --------        -------          -------
NET ASSETS..................................................  $554,871        $29,408          $28,694
                                                              ========        =======          =======

MILEAGE CLASS:
    Net asset value, offering and redemption price per share
      (Shares outstanding - 112,652,576; 29,406,871;
      28,692,890, respectively).............................  $   1.00        $  1.00          $  1.00
                                                              ========        =======          =======

PLATINUM CLASS:
    Net asset value, offering and redemption price per share
      (Shares outstanding - 442,218,444; 1,108; 1,105,
      respectively).........................................  $   1.00        $  1.00          $  1.00
                                                              ========        =======          =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                               U.S. GOVERNMENT
                                                    MONEY MARKET                 MONEY MARKET            MUNICIPAL MONEY MARKET
                                             --------------------------   --------------------------   --------------------------
                                              TWO MONTHS                   TWO MONTHS                   TWO MONTHS
                                                ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                             DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   OCTOBER 31,
                                                 1999          1999           1999          1999           1999          1999
                                             ------------   -----------   ------------   -----------   ------------   -----------
                                                                                (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income.........................     $ 5,090       $15,022         $306         $1,575          $175          $900
   Portfolio expenses......................         (98)         (330)          (6)           (38)           (6)          (40)
                                                -------       -------         ----         ------          ----          ----
       NET INVESTMENT INCOME ALLOCATED FROM
        PORTFOLIO..........................       4,992        14,692          300          1,537           169           860
                                                -------       -------         ----         ------          ----          ----
FUND EXPENSES:
   Management fees (Note 2)................          87           287            5             31             5            27
   Administrative service fees - Platinum
     Class (Note 2)........................         366           917            -              -             -             -
   Transfer agent fees.....................           -             -            7             35             -            28
   Transfer agent fees - Mileage Class.....           9            85            -              -             -             -
   Transfer agent fees - Platinum Class....           8            22            -              -             -             -
   Professional fees.......................          10            56            1              8             1             7
   Registration fees and expenses..........          25            36            6             18             2            17
   Distribution fees (Note 2)..............           -             -           13             78            11            69
   Distribution fees - Mileage Class (Note
     2)....................................          50           300            -              -             -             -
   Distribution fees - Platinum Class (Note
     2)....................................         166           413            -              -             -             -
   Other expenses..........................          28            73            2             18             1            10
                                                -------       -------         ----         ------          ----          ----
       TOTAL FUND EXPENSES.................         749         2,189           34            188            20           158
                                                -------       -------         ----         ------          ----          ----
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE
 2)........................................           8             5            8             32             -            21
                                                -------       -------         ----         ------          ----          ----
       NET FUND EXPENSES...................         741         2,184           26            156            20           137
                                                -------       -------         ----         ------          ----          ----
NET INVESTMENT INCOME......................       4,251        12,508          274          1,381           149           723
                                                -------       -------         ----         ------          ----          ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
   Net realized gain on investments........           -             2            -              1             -             -
                                                -------       -------         ----         ------          ----          ----
       NET GAIN ON INVESTMENTS.............           -             2            -              1             -             -
                                                -------       -------         ----         ------          ----          ----
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS................................     $ 4,251       $12,510         $274         $1,382          $149          $723
                                                =======       =======         ====         ======          ====          ====

                             See accompanying notes
--------------------------------------------------------------------------------

                              AMERICAN EAGLE LOGO

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          MONEY MARKET
                                                              ------------------------------------
                                                               TWO MONTHS         YEAR ENDED
                                                                 ENDED            OCTOBER 31,
                                                              DECEMBER 31,   ---------------------
                                                                  1999         1999        1998
                                                              ------------   ---------   ---------
                                                                         (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................    $  4,251     $  12,508   $   8,449
    Net realized gain on investments........................           -             2           3
                                                                --------     ---------   ---------
        NET INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................       4,251        12,510       8,452
                                                                --------     ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................           -             -           -
    Net investment income - Mileage Class...................      (1,053)       (5,568)     (5,460)
    Net investment income - Platinum Class..................      (3,198)       (6,940)     (2,989)
    Net realized gain on investments........................           -             -           -
    Net realized gain on investments - Mileage Class........           -            (1)         (2)
    Net realized gain on investments - Platinum Class.......           -            (1)         (1)
                                                                --------     ---------   ---------
        DISTRIBUTIONS TO SHAREHOLDERS.......................      (4,251)      (12,510)     (8,452)
                                                                --------     ---------   ---------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares...........................     146,351       765,543     459,879
    Reinvestment of dividends and distributions.............       4,242        11,967       8,293
    Cost of shares redeemed.................................     (62,618)     (499,332)   (433,585)
                                                                --------     ---------   ---------
        NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS................................      87,975       278,178      34,587
                                                                --------     ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS.......................      87,975       278,178      34,587
NET ASSETS:
    Beginning of period.....................................     466,896       188,718     154,131
                                                                --------     ---------   ---------
    END OF PERIOD...........................................    $554,871     $ 466,896   $ 188,718
                                                                ========     =========   =========

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       U.S. GOVERNMENT MONEY MARKET                   MUNICIPAL MONEY MARKET
-------------------------------------------   --------------------------------------
   TWO MONTHS                                  TWO MONTHS
      ENDED         YEAR ENDED OCTOBER 31,       ENDED       YEAR ENDED OCTOBER 31,
  DECEMBER 31,      -----------------------   DECEMBER 31,   -----------------------
      1999             1999         1998          1999          1999         1998
-----------------   ----------   ----------   ------------   ----------   ----------
                                   (IN THOUSANDS)
     $   274         $  1,381     $  1,627      $   149       $    723     $    825
           -                1            -            -              -            2
     -------         --------     --------      -------       --------     --------
         274            1,382        1,627          149            723          827
     -------         --------     --------      -------       --------     --------
           -           (1,381)      (1,627)           -           (723)        (825)
        (274)               -            -         (149)             -            -
           -                -            -            -              -            -
           -               (1)           -            -              -           (2)
           -                -            -            -              -            -
           -                -            -            -              -            -
     -------         --------     --------      -------       --------     --------
        (274)          (1,382)      (1,627)        (149)          (723)        (827)
     -------         --------     --------      -------       --------     --------
       5,041           31,739       26,451        6,277         66,264       53,818
         274            1,342        1,481          146            668          782
      (9,966)         (32,735)     (23,010)      (6,067)       (63,336)     (56,422)
     -------         --------     --------      -------       --------     --------
      (4,651)             346        4,922          356          3,596       (1,822)
     -------         --------     --------      -------       --------     --------
      (4,651)             346        4,922          356          3,596       (1,822)
      34,059           33,713       28,791       28,338         24,742       26,564
     -------         --------     --------      -------       --------     --------
     $29,408         $ 34,059     $ 33,713      $28,694       $ 28,338     $ 24,742
     =======         ========     ========      =======       ========     ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with ten separate series. The following series are included in this report: American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund and American AAdvantage Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The Money Market Mileage Fund commenced sales of a second class of shares designated as "Platinum Class" on January 29, 1996. At the same time, the existing shares of the Money Market Mileage Fund were redesignated as "Mileage Class" shares. The U.S. Government Money Market and Municipal Money Market Mileage Funds commenced sales of a second class of shares designated as "Platinum Class" on November 1, 1999. At the same time, the existing shares of the U.S. Government Money Market and Municipal Money Market Mileage Funds were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:       & INVESTS ASSETS IN         AMR INVESTMENT SERVICES TRUST:

    Money Market Mileage Fund                              Money Market Portfolio
    U.S. Government Money Market Mileage Fund              U.S. Government Money Market Portfolio
    Municipal Money Market Mileage Fund                    Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (15.21%, 14.33% and 25.39% at December 31, 1999 of the AMR Investment Services Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     All dividends paid by the Municipal Money Market Mileage Fund were "exempt - interest dividends", and therefore are 100% free of any regular federal income tax. Approximately 39% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Deferred Organization Costs

     Expenses incurred by the Funds in connection with their organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of .10% of the net assets of each of the Funds.

  Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .55% of the average daily net assets of each of the Platinum Classes of the Funds.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class or Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the two months ended December 31, 1999 and the year ended October 31, 1999, the Manager waived distribution fees totaling $8,445 and $31,792, respectively for the U.S. Government Money Market Mileage Fund. During the same periods, the Manager waived $7,650 and $5,254, respectively for the Money Market Mileage
Fund - Platinum Class.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. The Trust compensates this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. For the two months ended December 31, 1999 and the year ended October 31, 1999, the cost of air transportation for the trustees was not material to any of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds (in thousands). Each share of the Funds is valued at $1.00:

Two Months Ended December 31, 1999

                                                               U.S. GOVERNMENT                     MUNICIPAL
                                MONEY MARKET                     MONEY MARKET                     MONEY MARKET
                                MILEAGE FUND                     MILEAGE FUND                     MILEAGE FUND
                       ------------------------------   ------------------------------   ------------------------------
                       MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS
                       -------------   --------------   -------------   --------------   -------------   --------------
Shares sold..........      25,586         120,765           5,041                -           6,277                -
Reinvestment of
  dividends..........       1,045           3,197             274                -             146                -
Shares redeemed......     (38,682)        (23,936)         (9,966)               -          (6,067)               -
                          -------         -------          ------          -------          ------          -------
Net increase
  (decrease) in
  capital shares
  outstanding........     (12,051)        100,026          (4,651)               -             356                -
                          =======         =======          ======          =======          ======          =======

Year Ended October 31, 1999

                                                       MONEY MARKET
                                                       MILEAGE FUND            U.S. GOVERNMENT    MUNICIPAL
                                              ------------------------------    MONEY MARKET     MONEY MARKET
                                              MILEAGE CLASS   PLATINUM CLASS    MILEAGE FUND     MILEAGE FUND
                                              -------------   --------------   ---------------   ------------
Shares sold.................................     301,471          464,072           31,739          66,264
Reinvestment of dividends...................       5,206            6,761            1,342             668
Shares redeemed.............................    (296,817)        (202,515)         (32,735)        (63,336)
                                                --------         --------          -------         -------
Net increase in capital shares
  outstanding...............................       9,860          268,318              346           3,596
                                                ========         ========          =======         =======

Year Ended October 31, 1998

                                                       MONEY MARKET
                                                       MILEAGE FUND            U.S. GOVERNMENT    MUNICIPAL
                                              ------------------------------    MONEY MARKET     MONEY MARKET
                                              MILEAGE CLASS   PLATINUM CLASS    MILEAGE FUND     MILEAGE FUND
                                              -------------   --------------   ---------------   ------------
Shares sold.................................     235,466          224,413           26,451          53,818
Reinvestment of dividends...................       5,369            2,924            1,481             782
Shares redeemed.............................    (230,939)        (202,646)         (23,010)        (56,422)
                                                --------         --------          -------         -------
Net increase (decrease) in capital shares
  outstanding...............................       9,896           24,691            4,922          (1,822)
                                                ========         ========          =======         =======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                      MILEAGE CLASS
                                 --------------------------------------------------------
                                  TWO MONTHS                   YEAR ENDED
                                    ENDED                      OCTOBER 31,
                                 DECEMBER 31,   -----------------------------------------
                                     1999         1999       1998       1997       1996
                                 ------------   --------   --------   --------   --------
Net asset value, beginning of
 period........................    $   1.00     $   1.00   $   1.00   $   1.00   $   1.00
                                   --------     --------   --------   --------   --------
Income from investment
 operations:
   Net investment income(B)....        0.01         0.05       0.05       0.05       0.05
   Dividends from net
    investment income..........       (0.01)       (0.05)     (0.05)     (0.05)     (0.05)
                                   --------     --------   --------   --------   --------
Net asset value, end of
 period........................    $   1.00     $   1.00   $   1.00   $   1.00   $   1.00
                                   ========     ========   ========   ========   ========
Total return...................       0.89%(C)     4.74%      5.18%      5.14%      5.12%
                                   ========     ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period
    (in thousands).............    $112,653     $124,703   $114,844   $104,947   $106,709
   Ratios to average net assets
    (annualized)(B):
      Expenses.................       0.57%        0.59%      0.66%      0.67%      0.67%
      Net investment
        income.................       5.30%        4.63%      5.07%      5.02%      5.02%
   Decrease reflected in above
    expense ratio due to
    absorption of expenses by
    the Manager................           -            -      0.03%      0.07%      0.11%

                                                     PLATINUM CLASS(A)
                                 ---------------------------------------------------------
                                  TWO MONTHS             YEAR ENDED            JANUARY 29,
                                    ENDED               OCTOBER 31,                TO
                                 DECEMBER 31,   ----------------------------   OCTOBER 31,
                                     1999         1999      1998      1997        1996
                                 ------------   --------   -------   -------   -----------
Net asset value, beginning of
 period........................    $   1.00     $   1.00   $  1.00   $  1.00     $  1.00
                                   --------     --------   -------   -------     -------
Income from investment
 operations:
   Net investment income(B)....        0.01         0.04      0.05      0.05        0.03
   Dividends from net
    investment income..........       (0.01)       (0.04)    (0.05)    (0.05)      (0.03)
                                   --------     --------   -------   -------     -------
Net asset value, end of
 period........................    $   1.00     $   1.00   $  1.00   $  1.00     $  1.00
                                   ========     ========   =======   =======     =======
Total return...................       0.80%(C)     4.22%     4.74%     4.71%       4.78%(C)
                                   ========     ========   =======   =======     =======
Ratios and supplemental data:
   Net assets, end of period
    (in thousands).............    $442,218     $342,192   $73,875   $49,184     $15,429
   Ratios to average net assets
    (annualized)(B):
      Expenses.................       1.09%        1.09%     1.09%     1.09%       1.09%
      Net investment
        income.................       4.80%        4.17%     4.64%     4.64%       4.48%
   Decrease reflected in above
    expense ratio due to
    absorption of expenses by
    the Manager................       0.01%            -     0.03%     0.05%       0.15%

---------------

(A) The Platinum Class of the Money Market Mileage Fund commenced active operations on January 29, 1996 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(C)   Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                 MILEAGE CLASS
                            --------------------------------------------------------   PLATINUM CLASS(C)
                                                            YEAR ENDED                 -----------------
                            TWO MONTHS ENDED                OCTOBER 31,                TWO MONTHS ENDED
                              DECEMBER 31,     -------------------------------------     DECEMBER 31,
                                  1999          1999      1998     1997(A)    1996           1999
                            ----------------   -------   -------   -------   -------   -----------------
Net asset value, beginning
  of period...............      $  1.00        $  1.00   $  1.00   $  1.00   $  1.00        $  1.00
                                -------        -------   -------   -------   -------        -------
Income from investment
  operations:
    Net investment
      income(B)...........         0.01           0.04      0.05      0.05      0.05           0.01
    Dividends from net
      investment income...        (0.01)         (0.04)    (0.05)    (0.05)    (0.05)         (0.01)
                                -------        -------   -------   -------   -------        -------
Net asset value, end of
  period..................      $  1.00        $  1.00   $  1.00   $  1.00   $  1.00        $  1.00
                                =======        =======   =======   =======   =======        =======
Total return..............        0.87%(D)       4.50%     5.13%     5.00%     4.98%          0.80%(D)
                                =======        =======   =======   =======   =======        =======
Ratios and supplemental
  data:
    Net assets, end of
      period (in
      thousands)..........      $29,407        $34,059   $33,713   $28,791   $10,638        $     1
    Ratios to average net
      assets
      (annualized)(B):
         Expenses.........        0.62%          0.62%     0.62%     0.62%     0.62%          1.10%
         Net investment
           income.........        5.17%          4.41%     5.02%     4.91%     4.82%          4.69%
    Decrease reflected in
      above expense ratio
      due to absorption of
      expenses by the
      Manager.............        0.16%          0.10%     0.04%     0.16%     0.49%          0.20%

---------------

(A) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund was known as the American AAdvantage U.S. Treasury Money Market Mileage Fund and operated under different investment policies.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(C) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(D)  Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                 MILEAGE CLASS
                            --------------------------------------------------------   PLATINUM CLASS(B)
                                                            YEAR ENDED                 -----------------
                            TWO MONTHS ENDED                OCTOBER 31,                TWO MONTHS ENDED
                              DECEMBER 31,     -------------------------------------     DECEMBER 31,
                                  1999          1999      1998      1997      1996           1999
                            ----------------   -------   -------   -------   -------   -----------------
Net asset value, beginning
  of period...............      $  1.00        $  1.00   $  1.00   $  1.00   $  1.00        $ 1.00
                                -------        -------   -------   -------   -------        ------
Income from investment
  operations:
    Net investment
      income(A)...........         0.01           0.03      0.03      0.03      0.03          0.01
    Dividends from net
      investment income...        (0.01)         (0.03)    (0.03)    (0.03)    (0.03)        (0.01)
                                -------        -------   -------   -------   -------        ------
Net asset value, end of
  period..................      $  1.00        $  1.00   $  1.00   $  1.00   $  1.00        $ 1.00
                                =======        =======   =======   =======   =======        ======
Total return..............        0.55%(C)       2.69%     3.16%     3.18%     3.19%         0.45%(C)
                                =======        =======   =======   =======   =======        ======
Ratios and supplemental
  data:
    Net assets, end of
      period (in
      thousands)..........      $28,693        $28,338   $24,742   $26,564   $28,726        $    1
    Ratios to average net
   assets (annualized)(A):
         Expenses.........        0.57%          0.64%     0.65%     0.65%     0.66%         1.10%
         Net investment
           income.........        3.27%          2.64%     3.12%     3.13%     3.14%         2.74%
    Decrease reflected in
      above expense ratio
      due to absorption of
      expenses by the
      Manager.............            -          0.08%     0.18%     0.13%     0.14%         0.17%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)  Not annualized.

--------------------------------------------------------------------------------

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the AMR Investment Services Trust at December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                               /s/ ERNST & YOUNG

Dallas, Texas
February 11, 2000

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1999
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 10.66%
State Street Bank Tri-Party Government Repurchase Agreement,
  3.00%, Due 1/3/2000 (Collateral held at State Street Bank
  and Trust by Federal National Mortgage Association, Due
  12/21/2001 - Market Value $401,113).......................  $389,428    $  389,428
                                                                          ----------
    TOTAL REPURCHASE AGREEMENTS.............................                 389,428
                                                                          ----------
TIME DEPOSITS (NOTE A) - 10.54%
Banque Paribas, 5.00%, Due 1/3/2000.........................   175,000       175,000
Canadian Imperial Bank of Commerce, 4.50%, Due 1/3/2000.....    85,000        85,000
Chase Manhattan Bank, 5.50%, Due 1/3/2000...................   125,000       125,000
                                                                          ----------
    TOTAL TIME DEPOSITS.....................................                 385,000
                                                                          ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 32.87%
FOREIGN BANKS - 8.01%
Canadian Imperial Bank, 6.076%, Due 6/5/2000................    47,520        47,499
Landesbank Hessen Thuringen, 6.069%, Due 10/2/2000..........   125,000       124,937
Svenska Handelsbanken, 6.174%, Due 10/13/2000...............   120,000       119,912
                                                                          ----------
    TOTAL FOREIGN BANKS.....................................                 292,348
                                                                          ----------
DOMESTIC BANKS - 24.86%
American Express Centurion Bank, 5.19%, Due 5/19/2000.......   132,000       132,000
Banco Popular de Puerto Rico, 6.175%, Due 5/10/2000 (Note
  D)........................................................   143,000       143,000
Bank One, NA, 6.157%, Due 10/20/2000........................   100,000        99,928
Branch Banking & Trust Company, 6.264%, Due 4/28/2000.......     9,000         9,003
First Union National Bank,
  6.127%, Due 4/19/2000.....................................   130,000       130,000
  6.271%, Due 9/25/2000.....................................    10,000        10,000
  6.27%, Due 11/13/2000.....................................    30,000        30,040
Key Bank, NA,
  6.189%, Due 1/28/2000.....................................    50,000        50,001
  6.04%, Due 2/18/2000......................................    38,000        38,001
  6.197%, Due 4/20/2000.....................................    40,000        40,007
Mellon Bank, NA, 6.096%, Due 8/30/2000......................    96,000        95,982
National City Bank, 6.096%, Due 8/30/2000...................   130,000       129,958
                                                                          ----------
    TOTAL DOMESTIC BANKS....................................                 907,920
                                                                          ----------
    TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK
     NOTES..................................................               1,200,268
                                                                          ----------
PROMISSORY NOTES - 5.10%
Goldman Sachs Group, L.P., Variable Rate, 6.121%, Due
  3/15/2000 (Note B)........................................    86,000        86,000
Jackson National Life Insurance Company, Variable Rate,
  5.30%, Due 9/1/2000 (Note B)..............................   100,000       100,000
                                                                          ----------
    TOTAL PROMISSORY NOTES..................................                 186,000
                                                                          ----------
COMMERCIAL PAPER - 5.06%
General Electric Capital Corporation,
  5.90%, Due 2/4/2000 (Note A)..............................    25,000        24,981
  Variable Rate, 6.06%, Due 9/5/2000........................   160,000       159,881
                                                                          ----------
    TOTAL COMMERCIAL PAPER..................................                 184,862
                                                                          ----------
VARIABLE RATE MEDIUM-TERM NOTES - 35.43%
Abbey National Treasury Services, 6.099%, Due 8/3/2000......    25,000        24,985
American Honda Finance Corporation, 144a, (Note E)
  6.101%, Due 2/23/2000.....................................    20,000        20,000
  6.136%, Due 4/17/2000.....................................    65,000        64,994
  6.07%, Due 6/12/2000......................................    30,000        29,994
Bank One Corporation,
  6.14%, Due 6/20/2000......................................    23,945        23,944
  6.322%, Due 11/24/2000....................................    17,000        17,026
Bankers Trust Corporation, 6.195%, Due 8/6/2000.............    28,000        28,002

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
Chase Manhattan Corporation,
  6.397%, Due 4/20/2000.....................................  $ 25,000    $   25,019
  6.188%, Due 5/31/2000.....................................    12,000        12,005
  6.352%, Due 11/24/2000....................................    10,500        10,524
  6.356%, Due 11/30/2000....................................    10,000        10,020
Citicorp Incorporated, 6.129%, Due 11/10/2000...............    15,000        15,001
Citigroup, Incorporated, 6.261%, Due 2/3/2000...............    10,000        10,001
Fleet National Bank,
  6.339%, Due 4/26/2000.....................................    30,000        30,016
  6.22%, Due 5/15/2000......................................    50,000        50,038
  6.031%, Due 8/10/2000.....................................    30,000        29,994
  6.276%, Due 10/10/2000....................................    25,000        25,019
  6.335%, Due 11/9/2000.....................................    15,000        15,026
Ford Motor Credit Company, 6.174%, Due 10/2/2000............   105,000       104,934
General Motors Acceptance Corporation,
  6.235%, Due 2/2/2000 (Note C).............................   115,000       115,000
  6.072%, Due 2/24/2000.....................................    10,000        10,000
Goldman Sachs Group, L.P.,
  6.291%, Due 1/31/2000, 144a, (Note E).....................    16,000        16,001
  6.259%, Due 2/4/2000, 144a, (Note E)......................     9,000         9,001
  6.285%, Due 11/1/2000.....................................    50,000        50,000
GTE Corporation, 6.14%, Due 12/11/2000......................   150,000       149,890
J.P. Morgan & Company, Incorporated,
  6.065%, Due 3/2/2000......................................    25,000        25,001
  6.074%, Due 4/6/2000......................................    25,000        25,001
Merrill Lynch & Company, Incorporated,
  6.134%, Due 7/3/2000......................................    20,000        20,010
  6.07%, Due 8/14/2000......................................    30,000        29,997
Morgan Stanley Dean Witter Company,
  6.161%, Due 2/23/2000.....................................    25,000        25,004
  6.171%, Due 2/28/2000.....................................    50,000        50,009
  6.484%, Due 6/27/2000.....................................    10,120        10,136
  6.67%, Due 11/13/2000.....................................    67,000        67,305
Royal Bank of Canada, 6.204%, Due 7/28/2000.................    10,000         9,997
Wells Fargo & Company, 6.01%, Due 3/10/2000.................   135,000       134,986
                                                                          ----------
    TOTAL VARIABLE RATE MEDIUM-TERM NOTES...................               1,293,880
                                                                          ----------
TOTAL INVESTMENTS - 99.66% (COST $3,639,438)................               3,639,438
                                                                          ----------
OTHER ASSETS, NET OF LIABILITIES - 0.34%....................                  12,233
                                                                          ----------
TOTAL NET ASSETS - 100%.....................................              $3,651,671
                                                                          ==========

---------------

Based on the cost of investments of $3,639,438 for federal income tax purposes at December 31, 1999, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(D) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(E) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $139,990 or 3.83% of net assets.

ABBREVIATIONS:

L.P. - Limited Partnership
NA - National Association

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1999
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 13.02%
State Street Bank Tri-Party Government Repurchase Agreement,
  3.00%, Due 1/3/2000 (Collateral held at State Street Bank
  and Trust by Federal National Mortgage Association
  Discount Note, Due 1/18/2000 - Market Value - $27,533)....  $26,720     $  26,720
                                                                          ---------
    TOTAL REPURCHASE AGREEMENTS.............................                 26,720
                                                                          ---------
U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE A) - 86.47%
Federal Home Loan Bank,
  Discount Note, 5.61%, Due 1/21/2000.......................   15,000        14,954
  Variable Rate MTN, 5.95%, Due 2/3/2000....................   25,000        24,999
  Variable Rate MTN, 4.95%, Due 10/6/2000...................   15,000        14,993
Federal Home Loan Mortgage Corporation
  Discount Note, 5.66%, Due 1/10/2000.......................   10,000         9,986
  Discount Note, 5.65%, Due 2/4/2000........................   15,000        14,921
Federal National Mortgage Association,
  Variable Rate MTN, 5.94%, Due 5/5/2000....................   25,000        24,996
  Variable Rate MTN, 6.30%, Due 8/2/2000....................   15,000        14,991
  Variable Rate MTN, 5.93%, Due 9/6/2000....................    7,650         7,646
  Variable Rate MTN, 5.01%, Due 9/18/2000...................   15,000        14,998
  Variable Rate MTN, 6.27%, Due 12/8/2000...................   10,000         9,991
Student Loan Marketing Association, Variable Rate MTN,
  5.92%, Due 2/7/2000.......................................   25,000        24,999
                                                                          ---------
    TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS................                177,474
                                                                          ---------
TOTAL INVESTMENTS - 99.49% (COST $204,194)..................                204,194
                                                                          ---------
OTHER ASSETS, NET OF LIABILITIES - 0.51%....................                  1,045
                                                                          ---------
TOTAL NET ASSETS - 100%.....................................              $ 205,239
                                                                          =========

---------------

Based on the cost of investments of $204,194 for federal income tax purposes at December 31, 1999, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity, or yield to next reset date.

ABBREVIATION:

MTN - Medium Term Note

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1999
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ---------
                                                              (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 90.77%
COMMERCIAL PAPER (NOTE A) - 24.31%
Brazos River, Texas Pollution Control Revenue Refunding
  Bonds (Texas Utilities Electric Company Project), Series
  1995A, 3.65%, Due 3/9/2000, LOC Canadian Imperial Bank of
  Commerce..................................................  $   2,000    $   2,000
City of Austin, Texas Combined Utility Systems Commercial
  Paper Notes (Travis and Williamson Counties Project),
  3.65%, Due 1/11/2000, LOC Morgan Guaranty Trust...........      5,200        5,200
City of Brownsville, Texas Pollution Control Revenue Bonds
  (Texas Utilities Electric Company Project), 3.70%, Due
  4/7/2000, LOC Toronto Dominion............................      1,500        1,500
Delaware County, Pennsylvania, Industrial Development
  Authority Pollution Control Bonds (Philadelphia Electric
  Project), Series 1998A, 3.80%, Due 2/10/2000, Bonds
  Insurance FGIC............................................      4,000        4,000
The Economic Development Corporation of the Township of
  Cornell Michigan Environmental Improvement Revenue Bonds,
  (Mead-Escanala Paper Company Project), Series 1986, 3.65%,
  Due 3/6/2000, LOC Credit Suisse...........................  4,200....        4,200
Montgomery County, Pennsylvania Industrial Development
  Pollution Control Revenue Bonds (Peco Energy Project),
  Series 1996, 5.60%, Due 2/28/2000, LOC Canadian Imperial
  Bank of Commerce..........................................      5,800        5,800
Palm Beach County, Florida Health Facilities Authority
  Pooled Hospital Loan Program, 3.70%, Due 2/9/2000, Bond
  Insurance MBIA, SPA Credit Suisse.........................      4,800        4,800
                                                                           ---------
    TOTAL COMMERCIAL PAPER..................................                  27,500
                                                                           ---------
VARIABLE RATE DEMAND OBLIGATIONS (NOTE A) - 66.46%
ARIZONA - 5.04%
Arizona Health Facilities Authority Revenue Bonds (Pooled
  Loan Program), Bond Insurance - FGIC, 5.60%, Due
  10/1/2015, LOC Chase Manhattan Bank.......................      3,495        3,495
Maricopa County, Arizona Pollution Control Corporation
  Pollution Control Revenue Bonds (El Paso Electric Company
  Project, Palo Verde), 5.25%, Due 12/1/2014, LOC Barclays
  Bank......................................................      2,200        2,200
                                                                           ---------
    TOTAL ARIZONA...........................................                   5,695
                                                                           ---------
CALIFORNIA - 1.86%
California Pollution Control Finance Authority Resource
  Recovery Revenue Bonds (Wadham Energy Limited
  Partnership), Series 1987A, 5.75%, Due 1/11/2017, LOC
  Banque Paribas............................................      1,800        1,800
San Francisco, California City and County Redevelopment
  Finance Authority (Yerba Gardens Project), Series 1995,
  4.70%, Due 9/1/2006, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................        300          300
                                                                           ---------
    TOTAL CALIFORNIA........................................                   2,100
                                                                           ---------
COLORADO - 1.68%
Moffat County, Colorado Pollution Control Revenue Bonds (Ute
  Electric Company Project), Bond Insurance - AMBAC
  Indemnity Corporation, Series 1984, 4.80%, Due 7/1/2010,
  SPA Societe Generale......................................      1,900        1,900
                                                                           ---------
    TOTAL COLORADO..........................................                   1,900
                                                                           ---------
GEORGIA - 6.12%
Clayton County, Georgia Housing Authority (Kimberly Forest
  Apartments Project), Series B, Bond Insurance - Financial
  Security Assurance, 5.50%, Due 1/1/2021, SPA Societe
  Generale..................................................      1,015        1,015
Savannah Georgia Port Authority Revenue Bonds (ACES Pier One
  Imports Project), Southeast Series 1986, 5.70%, Due
  12/1/2026, LOC Bank One...................................        900          900
Thomaston-Upson County Industrial Development Revenue
  Authority (Yamaha Music Manufacturing, Incorporated
  Project), Series 1988, 5.90%, Due 8/1/2018, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................      5,000        5,000
                                                                           ---------
    TOTAL GEORGIA...........................................                   6,915
                                                                           ---------
ILLINOIS - 1.33%
City of Chicago, Illinois Multi-Family Housing Revenue Bonds
  (Waveland Associates Project), Series 1985 A, 5.55%, Due
  11/1/2010, LOC Union Bank of Switzerland..................      1,500        1,500
                                                                           ---------
    TOTAL ILLINOIS..........................................                   1,500
                                                                           ---------
INDIANA - 0.88%
Fort Wayne, Indiana Industrial Economic Development Revenue
  Bonds (ND-Tech Corporation Project), Series 1989, 5.50%,
  Due 7/1/2009, LOC Societe Generale........................      1,000        1,000
                                                                           ---------
    TOTAL INDIANA...........................................                   1,000
                                                                           ---------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ---------
                                                              (DOLLARS IN THOUSANDS)
IOWA - 2.62%
Dubuque, Iowa Industrial Development Revenue Bonds (Swiss
  Valley Farms Company Project), Series 1987, 5.65%, Due
  12/1/2001, LOC Rabobank Nederland Bank....................  $     750    $     750
Polk County, Iowa Hospital Equipment and Improvement, Bond
  Insurance - MBIA, 5.50%, Due 12/1/2005, SPA Bank of New
  York Company, Incorporated................................      2,210        2,210
                                                                           ---------
    TOTAL IOWA..............................................                   2,960
                                                                           ---------
MARYLAND - 2.65%
Montgomery County, Maryland Housing Opportunities Community
  (Draper Lane Apartments), Bond Insurance - FGIC, Series I,
  5.60%, Due 2/16/2026, SPA Barclays Bank...................      3,000        3,000
                                                                           ---------
    TOTAL MARYLAND..........................................                   3,000
                                                                           ---------
MICHIGAN - 1.20%
City of Detroit, Michigan Sewer Disposal Revenue Bonds, Bond
  Insurance - MBIA, Series 1998 B, 5.60%, Due 7/1/2023, SPA
  Morgan Guaranty...........................................      1,355        1,355
                                                                           ---------
    TOTAL MICHIGAN..........................................                   1,355
                                                                           ---------
MISSOURI - 4.86%
Missouri Higher Education Loan Authority Revenue Bonds,
  Series 1988A, 5.65%, Due 6/1/2017, LOC National
  Westminster Bank, PLC.....................................      5,500        5,500
                                                                           ---------
    TOTAL MISSOURI..........................................                   5,500
                                                                           ---------
NEBRASKA - 0.88%
Lancaster County, Nebraska Industrial Development Revenue
  Bonds (Sun Husker Foods, Incorporated Project), Series
  1989, 5.90%, Due 8/15/2009, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................      1,000        1,000
                                                                           ---------
    TOTAL NEBRASKA..........................................                   1,000
                                                                           ---------
NEW JERSEY - 3.10%
New Jersey Economic Development Authority, Natural Gas
  Facilities Revenue Bonds (New Jersey Natural Gas Company
  Project), Series 1995A, 4.75%, Due 8/1/2030, Bond
  Insurance FGIC, SPA Societe Generale......................      3,500        3,500
                                                                           ---------
    TOTAL NEW JERSEY........................................                   3,500
                                                                           ---------
NORTH CAROLINA - 3.78%
Wake County, North Carolina Industrial Facilities &
  Pollution Control Financing Authority Revenue Bonds,
  (Carolina Power and Light Company Project), 4.85%, Due
  3/1/2017, LOC First Union.................................      4,270        4,270
                                                                           ---------
    TOTAL NORTH CAROLINA....................................                   4,270
                                                                           ---------
OHIO - 2.92%
Ohio State Air Quality Development Authority Revenue Bonds
  (JMG-Funding Limited Partnership Project), Series 1994A,
  5.55%, Due 4/01/2029, LOC Societe Generale................      3,300        3,300
                                                                           ---------
    TOTAL OHIO..............................................                   3,300
                                                                           ---------
OREGON - 2.65%
State of Oregon (Toyo Tanso USA), Series CXLVII, 5.38%, Due
  2/1/2012, LOC Bank of Tokyo - Mitsubishi, Limited.........      3,000        3,000
                                                                           ---------
    TOTAL OREGON............................................                   3,000
                                                                           ---------
PENNSYLVANIA - 5.75%
Gettysburg Area Industrial Development Authority Refunding
  Bonds (Dal-Tile Corporation), Series 1987A, 5.55%, Due
  3/1/2004, LOC Credit Suisse...............................        300          300
Gettysburg Area Industrial Development Authority Refunding
  Bonds (Dal-Tile Corporation), Series 1987B, 5.70%, Due
  3/1/2004, LOC Credit Suisse...............................      1,155        1,155
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987A, 5.65%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............      1,000        1,000
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987B, 5.65%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............      1,245        1,245

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ---------
                                                              (DOLLARS IN THOUSANDS)
Schuykill County, Pennsylvania Industrial Development
  Authority Revenue Bonds, 5.20%, Due 12/1/2002, LOC Mellon
  Bank, N.A.................................................  $   2,800    $   2,800
                                                                           ---------
    TOTAL PENNSYLVANIA......................................                   6,500
                                                                           ---------
SOUTH CAROLINA - 1.33%
Florence County, South Carolina, Solid Waste Disposal and
  Wastewater Treatment Bonds (Roche Carolina, Incorporated
  Project), 5.40%, Due 4/1/2028, LOC Deutsche Bank..........      1,500        1,500
                                                                           ---------
    TOTAL SOUTH CAROLINA....................................                   1,500
                                                                           ---------
TEXAS - 4.78%
City of Midlothian, Texas Industrial Development
  Corporation, Exempt Facilities Revenue Bonds (Texas
  Industries, Incorporated Project), 5.40%, Due 5/1/2029,
  LOC Bank of America.......................................      1,400        1,400
Texas Small Business Industrial Development Corporation
  Revenue Bond (Texas Public Facilities Capital Access),
  5.55%, Due 7/1/2026, LOC National Westminster Bank, PLC...      4,000        4,000
                                                                           ---------
    TOTAL TEXAS.............................................                   5,400
                                                                           ---------
UTAH - 0.88%
Utah State Board of Regents Student Loan Revenue Bonds, Bond
  Insurance - AMBAC Indemnity Corporation, Series 1988C,
  5.65%, Due 11/1/2013, SPA Dresdner Bank AG................      1,000        1,000
                                                                           ---------
    TOTAL UTAH..............................................                   1,000
                                                                           ---------
VERMONT - 1.33%
Vermont, Industrial Development Authority (Ryegate Project),
  Series 1990, 5.85%, Due 12/1/2015, LOC ABN/AMRO Holding,
  N.V.......................................................      1,500        1,500
                                                                           ---------
    TOTAL VERMONT...........................................                   1,500
                                                                           ---------
VIRGINIA - 2.65%
King George County, Virginia Industrial Development
  Authority Facilities Revenue Bonds (Birchwood Partners
  Project), 4.90%, Due 10/1/2024, LOC Credit Suisse.........      3,000        3,000
                                                                           ---------
    TOTAL VIRGINIA..........................................                   3,000
                                                                           ---------
WASHINGTON - 6.84%
Pierce County, Washington Economic Development Corporation
  Dock & Wharf Facilities Revenue Bonds (SCS Industries
  Project), Series 1995, 5.50%, Due 7/1/2030, LOC Bank of
  Nova Scotia...............................................      3,585        3,585
Port Kalama, Washington Public Corp Port Facility Revenue
  Bonds (Con Agra Incorporated Project), 5.55%, Due
  1/1/2004, LOC Morgan Guaranty Trust.......................      1,155        1,155
Washington State Housing Finance Authority, Community
  Nonprofit Housing Revenue Bonds (Nikkei Manor Project),
  5.15%, Due 10/1/2021, LOC Bank of America.................      3,000        3,000
                                                                           ---------
    TOTAL WASHINGTON........................................                   7,740
                                                                           ---------
WISCONSIN - 1.33%
Wisconsin State Health and Education Facilities Authority
  Revenue Bonds (Felician Services Project), Bond
  Insurance - AMBAC Indemnity Corporation, Series A, 5.60%,
  Due 1/1/2020, SPA First Chicago NBD Corporation...........      1,500        1,500
                                                                           ---------
    TOTAL WISCONSIN.........................................                   1,500
                                                                           ---------
    TOTAL VARIABLE RATE DEMAND OBLIGATIONS..................                  75,135
                                                                           ---------
    TOTAL MUNICIPAL OBLIGATIONS.............................                 102,635
                                                                           ---------
                                                                 SHARES
                                                              ---------
OTHER INVESTMENTS - 4.12%
Alliance Capital Management Institutional Reserves Tax-Free
  Portfolio.................................................  3,883,579        3,884
Federated Municipal Obligations Fund........................    781,011          781
                                                                           ---------
    TOTAL OTHER INVESTMENTS.................................                   4,665
                                                                           ---------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 1999
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ---------
                                                              (DOLLARS IN THOUSANDS)
TOTAL INVESTMENTS - 94.89% (COST $107,300)..................               $ 107,300
                                                                           ---------
OTHER ASSETS, NET OF LIABILITIES - 5.11%....................                   5,777
                                                                           ---------
TOTAL NET ASSETS - 100%.....................................               $ 113,077
                                                                           =========

---------------

Based on the cost of investments of $107,300 for federal income tax purposes at December 31, 1999, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AG - Company
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
N.V. - Company
PLC - Public Limited Corporation
SPA - Support Agreement

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $3,250,010;
     $177,474; $107,300, respectively)......................   $3,250,010       $177,474         $107,300
   Repurchase agreements (cost - $389,428, $26,720, $0,
     respectively)..........................................      389,428         26,720                -
   Dividends and interest receivable........................       22,583          1,085              548
   Receivable for investments sold..........................            -              -            5,245
   Other assets.............................................            -              -                2
                                                               ----------       --------         --------
       TOTAL ASSETS.........................................    3,662,021        205,279          113,095
                                                               ----------       --------         --------
LIABILITIES:
   Payable for investments purchased........................       10,011              -                -
   Management and investment advisory fees payable (Note
     2).....................................................          309             16                7
   Accrued organization costs...............................           11             15               11
   Other liabilities........................................           19              9                -
                                                               ----------       --------         --------
       TOTAL LIABILITIES....................................       10,350             40               18
                                                               ----------       --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....   $3,651,671       $205,239         $113,077
                                                               ==========       ========         ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  U.S. GOVERNMENT                 MUNICIPAL
                                       MONEY MARKET                 MONEY MARKET                 MONEY MARKET
                                --------------------------   --------------------------   --------------------------
                                 TWO MONTHS                   TWO MONTHS                   TWO MONTHS
                                   ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   OCTOBER 31,   DECEMBER 31,   OCTOBER 31,
                                    1999          1999           1999          1999           1999          1999
                                ------------   -----------   ------------   -----------   ------------   -----------
                                                                   (IN THOUSANDS)
INVESTMENT INCOME:
   Interest income............    $35,218       $135,171        $1,914        $11,929         $758         $4,277
                                  -------       --------        ------        -------         ----         ------
       TOTAL INVESTMENT
        INCOME................     35,218        135,171         1,914         11,929          758          4,277
                                  -------       --------        ------        -------         ----         ------
EXPENSES:
   Management and investment
     advisory fees (Note 2)...        598          2,587            33            238           20            130
   Custodian fees.............         31            116             5             28            4             50
   Professional fees..........         16             86             1              8            1              6
   Other expenses.............         32            160             2             16            2              5
                                  -------       --------        ------        -------         ----         ------
       TOTAL EXPENSES.........        677          2,949            41            290           27            191
                                  -------       --------        ------        -------         ----         ------
NET INVESTMENT INCOME.........     34,541        132,222         1,873         11,639          731          4,086
                                  -------       --------        ------        -------         ----         ------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on
     investments..............          -             23             -              5            -              -
                                  -------       --------        ------        -------         ----         ------
       NET GAIN ON
        INVESTMENTS...........          -             23             -              5            -              -
                                  -------       --------        ------        -------         ----         ------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....    $34,541       $132,245        $1,873        $11,644         $731         $4,086
                                  =======       ========        ======        =======         ====         ======

                             See accompanying notes
--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            MONEY MARKET
                                                              -----------------------------------------
                                                               TWO MONTHS
                                                                 ENDED         YEAR ENDED OCTOBER 31,
                                                              DECEMBER 31,   --------------------------
                                                                  1999           1999          1998
                                                              ------------   ------------   -----------
                                                                           (IN THOUSANDS)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income...................................  $    34,541    $    132,222   $   118,252
    Net realized gain on investments........................            -              23            41
                                                              -----------    ------------   -----------
        TOTAL INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................       34,541         132,245       118,293
                                                              -----------    ------------   -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions...........................................    3,797,759      13,198,063     5,610,180
    Withdrawals.............................................   (3,489,471)    (12,487,660)   (5,233,609)
                                                              -----------    ------------   -----------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
          TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS...      308,288         710,403       376,571
                                                              -----------    ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................      342,829         842,648       494,864
                                                              -----------    ------------   -----------
NET ASSETS:
    BEGINNING OF PERIOD.....................................    3,308,842       2,466,194     1,971,330
                                                              -----------    ------------   -----------
    END OF PERIOD...........................................  $ 3,651,671    $  3,308,842   $ 2,466,194
                                                              ===========    ============   ===========
-------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
-------------------------------------------------------------------------------------------------------
RATIOS:
    Expenses to average net assets (annualized).............        0.11%           0.11%         0.16%
    Net investment income to average net assets
      (annualized)..........................................        5.77%           5.11%         5.56%

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         U.S. GOVERNMENT MONEY MARKET                MUNICIPAL MONEY MARKET
    --------------------------------------   --------------------------------------
     TWO MONTHS                               TWO MONTHS
       ENDED       YEAR ENDED OCTOBER 31,       ENDED       YEAR ENDED OCTOBER 31,
    DECEMBER 31,   -----------------------   DECEMBER 31,   -----------------------
        1999          1999         1998          1999          1999         1998
    ------------   ----------   ----------   ------------   ----------   ----------
                                    (IN THOUSANDS)
      $  1,873     $  11,639    $   9,710      $    731     $   4,086    $   4,395
             -             5            -             -             -           12
      --------     ---------    ---------      --------     ---------    ---------
         1,873        11,644        9,710           731         4,086        4,407
      --------     ---------    ---------      --------     ---------    ---------
       121,197       567,268      319,177        39,079       284,110      168,434
      (128,994)     (619,812)    (208,604)      (46,877)     (295,057)    (146,527)
      --------     ---------    ---------      --------     ---------    ---------
        (7,797)      (52,544)     110,573        (7,798)      (10,947)      21,907
      --------     ---------    ---------      --------     ---------    ---------
        (5,924)      (40,900)     120,283        (7,067)       (6,861)      26,314
      --------     ---------    ---------      --------     ---------    ---------
       211,163       252,063      131,780       120,144       127,005      100,691
      --------     ---------    ---------      --------     ---------    ---------
      $205,239     $ 211,163    $ 252,063      $113,077     $ 120,144    $ 127,005
      ========     =========    =========      ========     =========    =========
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
         0.12%         0.12%        0.17%         0.14%         0.15%        0.19%
         5.67%         4.89%        5.45%         3.69%         3.13%        3.55%

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into ten separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio and the AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

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AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
December 31, 1999
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  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. Pursuant to the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to
 .10% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. The Trust compensates this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. For the two months ended December 31, 1999, and the year ended October 31, 1999, the cost of air transportation for the trustees was not material to any of the Portfolios.

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To Obtain More Information About the Funds:

                                   by e-mail:
                      american_aadvantagefunds@amrcorp.com

                                on the internet:
                      Visit our website at www.aafunds.com




This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

                                 BY TELEPHONE:


                    Platinum Classsm          Mileage Class(R)
                  Call (800) 967-9009       Call (800) 388-3344


                                    BY MAIL:

                 Mileage Class(r)                   Platinum Classsm
             American AAdvantage Funds          American AAdvantage Funds
                  P.O. Box 219643                    P.O. Box 619003
            Kansas City, MO 64121-9643         DFW Airport, TX 75261-9033

                                 TRANSFER AGENT
                        National Financial Data Services
                              Kansas City, Missouri

                                   DISTRIBUTOR
                             SWS Financial Services
                                  Dallas, Texas

                                    CUSTODIAN
                           State Street Bank and Trust
                              Boston, Massachusetts

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                                  Dallas, Texas

FUND SERVICE PROVIDERS:

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds and Mileage Class are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund, and American AAdvantage Municipal Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

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